Property and equipment, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Impairment of property and equipment	¥ 0		¥ 0	¥ 22,400
Depreciation of property and equipment	¥ 1,309	$ 179	¥ 5,301	¥ 24,362